PRESIDENT'S MESSAGE

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Federated U.S. Government Securities Fund: 1-3 Years. The Report covers the six-month period ended August 31, 1996 and includes an investment review by the fund's portfolio manager, a complete list of holdings, and the financial statements.

This mutual fund is designed to pursue attractive yields with limited principal risk through a portfolio of shorter-maturity government securities.*

During the six-month reporting period, the fund's Institutional Shares paid income totaling $0.27 per share and Institutional Service Shares paid income totaling $0.25 per share. The fund's shorter-maturity holdings helped minimize the impact of rising interest rates on share price, which allowed the fund to produce a positive total return in a difficult bond market. Total net assets reached $738 million on August 31, 1996.

Thank you for participating in Federated U.S. Government Securities Fund:
1-3 Years. We welcome your comments and questions.

Sincerely,

[Graphic]

Glen R. Johnson
President
October 15, 1996

*Fund shares are not guaranteed by the U.S. Government.

INVESTMENT REVIEW

Federated U.S. Government Securities Fund: 1-3 Years represents a fully-invested participation in those obligations of the U.S. Treasury and certain government agencies which have a maximum maturity of 31o2 years and an average maturity of 11o2 to 2 years. Since the fund's February 29, 1996 fiscal year end, the fund has remained fully invested in U.S. Treasury securities. Standard & Poor's has assigned the fund a "AAAf" credit rating.*

Fixed income performance year to date 1996 has been quite the opposite of that in 1995. At the end of January, the Federal Reserve (the "Fed") had just lowered the Funds target rate for the third time to 5.25% in response to a moderating economy and reduced inflationary pressures. But by mid-February, market sentiment soured and interest rates increased steadily all along the yield curve in response to stronger economic growth and heightened inflation fears. Although the Fed's monetary policy has remained on hold since January 31, 1996, short to intermediate-term rates have increased more than long-term rates as the market dramatically transitioned from pricing in aggressive Fed easing to the possibility of Fed tightening. During the fund's semi-annual reporting period, yields on Treasury securities maturing in 2 to 5 years increased by almost 1%; specifically, the 2-year Treasury note yield increased from 5.42% at the end of February 1996 to 6.34% at the end of August 1996. The net total return for the fund's Institutional Shares and Institutional Service Shares for the six months ended August 31, 1996 was 1.47% and 1.34%**, respectively, compared to 2.39% for the Merrill Lynch 1-Year Treasury Index and 1.48% for the Merrill Lynch 2-Year Treasury Index.<

Although the economy is expected to grow, it is not expected to accelerate enough to warrant aggressive tightening of monetary policy. Therefore, given the increase in rates and the likelihood that the recent strength in the economy will not be sustained, the fund's average maturity was lengthened from a more defensive toward a more neutral posture of 1.7 years currently.

* "AAAf" rated fund portfolio holdings and counterparties provide extremely strong protection against losses from credit defaults. Ratings do not remove market risks and are subject to change.

** Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

< The Merrill Lynch 1-Year Treasury Index is an unmanaged index tracking
  1-year U.S. Government securities. The Merrill Lynch 2-Year Treasury Index is an unmanaged index tracking 2-year U.S. Government securities. Both indices are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. Investments cannot be made in an index.


FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS
PORTFOLIO OF INVESTMENTS
AUGUST 31, 1996 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                                                    VALUE
 SHORT-INTERMEDIATE TERM OBLIGATIONS -- 98.6%
                U.S. TREASURY NOTES -- 98.6%
 $50,000,000    6.375%, 6/30/1997                                                         $ 50,208,000
   1,200,000    5.50%, 9/30/1997                                                             1,193,976
  15,000,000    5.75%, 9/30/1997                                                            14,961,750
  50,000,000    5.625%, 10/31/1997                                                          49,759,500
  45,000,000    7.375%, 11/15/1997                                                          45,643,500
  25,000,000    5.375%, 11/30/1997                                                          24,779,750
  73,000,000    5.25%, 12/31/1997                                                           72,186,050
  25,000,000    7.25%, 2/15/1998                                                            25,347,750
  62,000,000    6.125%, 3/31/1998                                                           61,903,280
  85,000,000    5.875%, 4/30/1998                                                           84,488,300
  10,000,000    6.00%, 5/31/1998                                                             9,952,000
  15,000,000    6.25%, 6/30/1998                                                            14,987,400
  50,000,000    6.125%, 8/31/1998                                                           49,816,000
  20,000,000    4.75%, 10/31/1998                                                           19,356,200
  50,000,000    5.50%, 11/15/1998                                                           49,090,500
  45,000,000    5.00%, 2/15/1999                                                            43,546,500
  30,000,000    6.375%, 5/15/1999                                                           29,903,400
  20,000,000    6.75%, 5/31/1999                                                            20,123,200
  15,000,000    6.75%, 6/30/1999                                                            15,093,600
  20,000,000    6.875%, 7/31/1999                                                           20,174,400
  10,000,000    6.00%, 8/15/1999                                                             9,864,200
  15,000,000    7.125%, 9/30/1999                                                           15,235,350
                    TOTAL SHORT-INTERMEDIATE TERM OBLIGATIONS
                    (IDENTIFIED COST $732,158,776)                                         727,614,606

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

  PRINCIPAL
    AMOUNT                                                                                    VALUE
 (A)REPURCHASE AGREEMENT -- 7.2%
 $53,155,000     BT Securities Corp., 5.27%, dated 8/30/1996, due 9/3/1996
                  (AT AMORTIZED COST)                                                     $ 53,155,000
                    TOTAL INVESTMENTS (IDENTIFIED COST $785,313,776)(B)                   $780,769,606


(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $785,313,776. The net unrealized depreciation of investments on a federal tax basis amounts to $4,544,170 which is comprised of $35,293 appreciation and $4,579,463 depreciation at August 31, 1996.

Note: The categories of investments are shown as a percentage of net assets
     ($738,003,929) at August 31, 1996.

(See Notes which are an integral part of the Financial Statements)

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1996 (UNAUDITED)




 ASSETS:
 Total investments in securities, at value
 (identified and tax cost $785,313,776)                                                         $ 780,769,606
 Income receivable                                                                                 10,369,487
 Receivable for shares sold                                                                           369,016
   Total assets                                                                                   791,508,109
 LIABILITIES:
 Payable for investments purchased                                          $50,189,410
 Payable for shares redeemed                                                     23,336
 Income distribution payable                                                  3,239,441
 Accrued expenses                                                                51,993
   Total liabilities                                                                               53,504,180
 NET ASSETS for 71,911,898 shares outstanding                                                   $ 738,003,929
 NET ASSETS CONSIST OF:
 Paid in capital                                                                                $ 862,226,806
 Net unrealized depreciation of investments                                                        (4,544,170)
 Accumulated net realized loss on investments                                                    (119,680,073)
 Undistributed net investment income                                                                    1,366
   Total Net Assets                                                                             $ 738,003,929
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $712,822,697 o 69,458,128 shares outstanding                                                          $10.26
 INSTITUTIONAL SERVICE SHARES:
 $25,181,232 o 2,453,770 shares outstanding                                                            $10.26

(See Notes which are an integral part of the Financial Statements)

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS
STATEMENT OF OPERATIONS
SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                                               $20,640,268
 EXPENSES:
 Investment advisory fee                                                                $1,435,414
 Administrative personnel and services fee                                                 271,293
 Custodian fees                                                                             50,156
 Transfer and dividend disbursing agent fees and expenses                                  157,221
 Directors'/Trustees' fees                                                                   7,968
 Auditing fees                                                                               8,900
 Legal fees                                                                                  3,352
 Portfolio accounting fees                                                                  65,943
 Distribution services fee -- Institutional Service Shares                                  32,473
 Shareholder services fee -- Institutional Shares                                          864,662
 Shareholder services fee -- Institutional Service Shares                                   32,473
 Share registration costs                                                                   16,948
 Printing and postage                                                                        7,052
 Insurance premiums                                                                          6,838
 Taxes                                                                                         368
 Miscellaneous                                                                               4,824
         Total expenses                                                                  2,965,885
 Waivers--
         Waiver of investment advisory fee                               $ (84,437)
         Waiver of distribution services fee --
         Institutional Service Shares                                      (31,174)
         Waiver of shareholder services fee -- Institutional Shares       (864,662)
         Waiver of shareholder services fee --
         Institutional Service Shares                                       (1,299)
            Total waivers                                                                 (981,572)
               Net expenses                                                                               1,984,313
                   Net investment income                                                                 18,655,955
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                                        1,681,904
 Net change in unrealized (depreciation) of investments                                                  (9,850,356)
         Net realized and unrealized gain (loss) on investments                                          (8,168,452)
                   Change in net assets resulting from operations                                       $10,487,503


(See Notes which are an integral part of the Financial Statements)


FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS
STATEMENT OF CHANGES IN NET ASSETS

                                                                              SIX MONTHS
                                                                                 ENDED           YEAR ENDED
                                                                              (UNAUDITED)       FEBRUARY 29,
                                                                            AUGUST 31, 1996         1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                                      $  18,655,955      $  42,785,381
 Net realized gain (loss) on investments ($1,681,904 and $292,806,
 respectively, as computed for federal tax purposes)                            1,681,904         10,131,471
 Net change in unrealized appreciation (depreciation)                          (9,850,356)        (1,041,038)
  Change in net assets resulting from operations                               10,487,503         51,875,814
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
  Institutional Shares                                                        (18,011,670)       (40,992,648)
  Institutional Service Shares                                                   (642,919)        (1,792,733)
    Change in net assets resulting from distributions to shareholders         (18,654,589)       (42,785,381)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                                 173,539,605        320,860,683
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                         7,010,393         18,801,398
 Cost of shares redeemed                                                     (158,502,867)      (340,873,455)
  Change in net assets resulting from share transactions                       22,047,131         (1,211,374)
    Change in net assets                                                       13,880,045          7,879,059
 NET ASSETS:
 Beginning of period                                                          724,123,884        716,244,825
 End of period (including undistributed net investment income of
 $1,366 and $0, respectively)                                               $ 738,003,929      $ 724,123,884

(See Notes which are an integral part of the Financial Statements)




FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     SIX
                    MONTHS
                    ENDED
                  (UNAUDITED)
                   AUGUST 31,                                  YEAR ENDED FEBRUARY 28, OR 29,
                      1996      1996      1995      1994        1993        1992        1991        1990        1989        1988
NET ASSET
VALUE,
BEGINNING
OF PERIOD            $10.38    $10.25    $10.46    $10.53      $10.34      $10.12      $ 9.93       $9.81      $10.21      $10.42
INCOME FROM
INVESTMENT
OPERATIONS
 Net investment
 income                0.27      0.61      0.52      0.37        0.48        0.67        0.72        0.84        0.82        0.81
 Net realized and
 unrealized gain
 (loss)
 on investments       (0.12)     0.13     (0.21)    (0.07)       0.19        0.22        0.19        0.12       (0.40)      (0.16)
 Total from
 investment
 operations            0.15      0.74      0.31      0.30        0.67        0.89        0.91        0.96        0.42        0.65
LESS DISTRIBUTIONS
 Distributions
 from net
 investment           (0.27)    (0.61)    (0.52)    (0.37)      (0.48)      (0.67)      (0.72)      (0.84)      (0.82)      (0.81)
 income
 Distributions
 from net realized
 gain on
 investments            --        --        --        --          --           --         --          --          --        (0.05)
 Total
 distributions        (0.27)    (0.61)    (0.52)    (0.37)      (0.48)      (0.67)      (0.72)      (0.84)      (0.82)      (0.86)
NET ASSET
VALUE, END
OF PERIOD            $10.26    $10.38    $10.25    $10.46      $10.53      $10.34      $10.12      $ 9.93      $ 9.81      $10.21
TOTAL
RETURN(A)              1.47%     7.41%     3.14%     2.93%       6.64%       9.07%      10.11%      10.08%       4.23%       6.58%
RATIOS TO AVERAGE
NET ASSETS
 Expenses              0.55%*    0.54%     0.54%     0.51%       0.49%       0.48%       0.48%       0.48%       0.47%       0.46%
 Net income
 investment            5.25%*    5.91%     5.06%     3.56%       4.63%       6.57%       7.79%       8.42%       8.14%       7.89%
 Expense waiver/
 reimbursement(b)      0.28%*    0.26%     0.02%     0.00%       0.00%       0.00%       0.00%       0.00%       0.00%       0.01%
SUPPLEMENTAL DATA
 Net assets, end
 of period (000    $712,823  $697,692  $687,037  $858,556  $1,034,374  $1,171,633  $1,296,579  $1,725,112  $2,236,208  $3,016,355
 omitted)
 Portfolio
 turnover                77%      142%      265%      150%        132%        114%         96%        172%        112%         85%

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS
                                                   ENDED
                                                (UNAUDITED)
                                                 AUGUST 31,          YEAR ENDED FEBRUARY 28, OR 29
                                                    1996        1996        1995        1994       1993(A)
 NET ASSET VALUE, BEGINNING OF PERIOD             $10.38       $10.25      $10.46      $10.53      $10.37
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                             0.25         0.59        0.50        0.35        0.34
  Net realized and unrealized gain (loss) on
  investments                                      (0.12)        0.13       (0.21)      (0.07)       0.16
 Total from investment operations                   0.13         0.72        0.29        0.28        0.50
 LESS DISTRIBUTIONS
  Distributions from net investment income         (0.25)       (0.59)      (0.50)      (0.35)      (0.34)
 NET ASSET VALUE, END OF PERIOD                   $10.26       $10.38      $10.25      $10.46      $10.53
 TOTAL RETURN(B)                                    1.34%        7.14%       2.88%       2.68%       4.28%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                          0.80%*       0.79%       0.79%       0.76%       0.74%*
  Net investment income                             5.00%*       5.68%       4.76%       3.33%       4.14%*
  Expense waiver/reimbursement(c)                   0.28%*       0.26%       0.25%       --          --
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)        $25,181      $26,432     $29,208     $39,905     $72,722
  Portfolio turnover                                  77%         142%        265%        150%        132%


* Computed on an annualized basis.

(a) Reflects operations for the period from May 29, 1992 (date of initial public investment) to February 28, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1996 (UNAUDITED)

1. ORGANIZATION

Federated U.S. Government Securities Fund: 1-3 Years (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Trust is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS -- U.S. government securities are generally valued at the mean of the latest bid and asked price as provided by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

  REPURCHASE AGREEMENTS -- It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES -- It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  As of February 29, 1996, the Trust, for federal tax purposes, had a capital loss carryforward of $121,361,977, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

  EXPIRATION YEAR       EXPIRATION AMOUNT
       1997                $39,495,292
       1998                $65,200,181
       2003                $16,666,504

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:



                                                      SIX MONTHS ENDED                       YEAR ENDED
                                                       AUGUST 31, 1996                   FEBRUARY 29, 1996
 INSTITUTIONAL SHARES                              SHARES           AMOUNT           SHARES           AMOUNT
 Shares sold                                     16,057,715     $ 165,532,674     28,772,490      $297,888,019
 Shares issued to shareholders in payment of
 distributions declared                             635,861         6,542,936      1,662,938        17,222,812
 Shares redeemed                                (14,464,147)     (149,079,265)   (30,221,046)     (313,113,463)
  Net change resulting from Institutional
  Shares transactions                             2,229,429     $  22,996,345        214,382      $  1,997,368
                                                      SIX MONTHS ENDED                       YEAR ENDED
                                                       AUGUST 31, 1996                   FEBRUARY 29, 1996
 INSTITUTIONAL SERVICE SHARES                      SHARES           AMOUNT          SHARES            AMOUNT
 Shares sold                                        777,092     $   8,006,931      2,223,967     $  22,972,664
 Shares issued to shareholders in payment of
 distributions declared                              45,426           467,457        152,468         1,578,586
 Shares redeemed                                   (915,705)       (9,423,602)    (2,678,513)      (27,759,992)
  Net change resulting from Institutional
  Service Shares transactions                       (93,187)    $    (949,214)      (302,078)    $  (3,208,742)
  Net change resulting from Institutional
  Service Shares transactions                     2,136,242     $  22,047,131        (87,696)    $  (1,211,374)


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE -- Federated Management, the Trust's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets.

  The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Trust. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

  ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  DISTRIBUTION SERVICES FEE -- The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp., ("FSC") the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that Trust may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

  SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of daily average net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. Federated Shareholder Services can modify or terminate this voluntary waiver at any time at its sole discretion.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES -- FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

  GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1996, were as follows:

PURCHASES         $559,881,733
SALES             $538,677,578

TRUSTEES                             OFFICERS
John F. Donahue                      John F. Donahue
Thomas G. Bigley                       Chairman
John T. Conroy, Jr.                  Glen R. Johnson
William J. Copeland                    President
James E. Dowd                        J. Christopher Donahue
Lawrence D. Ellis, M.D.                Executive Vice President
Edward L. Flaherty, Jr.              Edward C. Gonzales
Peter E. Madden                        Executive Vice President
Gregor F. Meyer                      John W. McGonigle
John E. Murray, Jr.                    Executive Vice President, Treasurer,
Wesley W. Posvar                       and Secretary
Marjorie P. Smuts                    Richard B. Fisher
                                       Vice President
                                     J. Crilley Kelly
                                       Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

FEDERATED
U.S. GOVERNMENT
SECURITIES FUND:
1-3 YEARS

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
AUGUST 31, 1996

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Federated Investors
Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

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Cusip 31428M100
Cusip 31428M209
G01436-01 (10/96)